BORROWINGS - Schedule of Detail Information of Borrowings (Details) $ in Thousands	Jul. 24, 2025 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Nov. 02, 2023 USD ($)	Sep. 11, 2023 USD ($)	Jun. 21, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount		$ 297,908,081		$ 224,818,416
Bank overdrafts		17,351,299		6,799,520
Capital		58,348		58,348
- Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		283,515,868		218,408,003
- Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount		$ 14,392,213		6,410,413
Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Proceeds from issued capital	$ 84,230,001
Corporate Notes - Serie Class 2
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate								6.50%
Amount								$ 71,723,000
Capital	$ 16,265,844
Exchange ratio	1.0091
Corporate Notes - Serie Class 3
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							7.49%
Amount							$ 55,000,000
Capital	$ 11,866,417
Exchange ratio	1.031
Corporate Notes - Serie Class 4
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						6.00%
Amount						$ 10,000,000
Corporate Notes - Serie Class 5
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.00%
Amount	$ 112,878,134
Borrowings in foreign currency - USD | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount			$ 6,420,133,000		$ 18,229,526,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes One | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		1,350,976,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Two | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		3,371,681,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Three | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		2,328,810,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Four | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		3,849,107,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Five | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		3,182,012,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Six | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.80%	6.80%
Amount			$ 4,967,452,000		3,005,289,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Seven | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.25%	7.25%
Amount			$ 157,322,000		137,208,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Eight | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.37%	7.37%
Amount			$ 1,190,496,000		1,004,443,000
Borrowings in foreign currency - USD | Negotiable Promissory Notes Nine | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.00%	7.00%
Amount			$ 35,160,000		0
Borrowings in foreign currency - USD | Negotiable Promissory Notes Ten | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.00%	7.00%
Amount			$ 69,703,000		$ 0
Borrowings in foreign currency - USD | Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Amount		$ 247,561,167		187,467,397
Borrowings in foreign currency - USD | Corporate Notes - Serie Class 2 | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount		$ 0		97,482,336
Borrowings in foreign currency - USD | Corporate Notes - Serie Class 3 | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.49%	7.49%
Amount		$ 64,048,636		76,295,087
Borrowings in foreign currency - USD | Corporate Notes - Serie Class 4 | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	6.00%
Amount		$ 14,657,494		13,689,974
Borrowings in foreign currency - USD | Corporate Notes - Serie Class 5 | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.00%	8.00%
Amount		$ 168,855,037		0
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Amount		43,926,781		19,121,493
Borrowings in local currency | Advances In Account And Securities Guaranteed Borrowing
Disclosure of detailed information about borrowings [line items]
Amount		$ 43,926,781		19,121,493
Borrowings in local currency | Bank overdrafts one | - Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		56.99%	56.99%
Amount		$ 14,392,213		6,410,413
Borrowings in local currency | Bank overdrafts two | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		28.00%	28.00%
Amount		$ 2,959,086		389,107
Borrowings in local currency | Securities-guaranteed borrowing | - Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		72.30%	72.30%
Amount		$ 26,575,482		$ 12,321,973